UNION STREET PARTNERS VALUE FUND

SCHEDULE OF INVESTMENTS

December 31, 2020 (unaudited)

		Shares	Fair Value
96.90%	COMMON STOCKS

21.27%	BANKS
	Bank of America Corp.	52,350	$ 1,586,728
	Burke & Herbert Bank & Trust Co.	426	727,182
	Deutsche Bank AG*	52,000	566,800
	The Goldman Sachs Group, Inc.	3,115	821,457
	JPMorgan Chase & Co.	25,000	3,176,750
	Wells Fargo & Co.	22,200	669,996

			7,548,913
2.31%	BEVERAGES
	Diageo PLC ADR (Sponsored)	5,150	817,872
28.79%	COMPUTERS

	Apple Inc.	34,000	4,511,460
	Intel Corp.	26,900	1,340,158
	Microsoft Corp.	19,620	4,363,880

			10,215,498
3.06%	DIVERSIFIED MANUFACTURING
	General Electric Co.	100,420	1,084,536
7.90%	INDUSTRIAL

	The Boeing Co.	7,150	1,530,529
	FedEx Corp.	4,900	1,272,138

			2,802,667
15.05%	MEDICAL

	Bausch Health Cos. Inc.*	48,000	998,400
	Bayer AG ADR (Sponsored)	36,000	534,240
	CVS Health Corp.	22,000	1,502,600
	Johnson & Johnson	7,680	1,208,678
	Merck & Co., Inc.	13,420	1,097,756

			5,341,674
4.39%	OIL

	Chevron Corp.	7,400	624,930
	Exxon Mobil Corp.	10,500	432,810
	Schlumberger Ltd.	22,900	499,907

			1,557,647
2.45%	REAL ESTATE

	Simon Property Group, Inc.	10,200	869,856
11.68%	RETAIL

	Dollar Tree, Inc.*	13,700	1,480,148
	Target Corp.	11,600	2,047,748
	Walgreens Boot Alliance, Inc.	15,500	618,140

			4,146,036

96.90%	TOTAL COMMON STOCKS		34,384,699
1.00%	PREFERRED STOCKS
1.00%	GOVERNMENT
	Fannie Mae, Series L, 5.125%, Perpetual*	5,000	70,850
	Fannie Mae, Series M, 4.750%, Perpetual*	10,000	141,200
	Fannie Mae, Series N, 5.500%, Perpetual*	10,000	144,500

			356,550

1.00%	TOTAL PREFERRED STOCKS		356,550

UNION STREET PARTNERS VALUE FUND

SCHEDULE OF INVESTMENTS

December 31, 2020 (unaudited)

1.91% MONEY MARKET FUNDS

Fidelity® Investments Money Market Government Portfolio
	Institutional Class 0.01%**	677,462
99.81%	TOTAL INVESTMENTS
0.19%	Other assets, net of liabilities
100.00%	NET ASSETS

*Non-income producing

**Effective 7 day yield as of December 31, 2020

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2020:

$ 677,462

35,418,711

67,286

$ 35,485,997

	Level 1	Level 2		Level 3
		Other Significant		Significant
		Observable		Unobservable
Quoted Prices		Inputs		Inputs		Total
Common Stocks	$34,384,699		$-		$-	$34,384,699
Preferred Stocks	356,550		-		-	356,550
Money Market Funds	677,462		-		-	677,462
Total Investments	$35,418,711		$-		$-	$35,418,711

The Fund held no Level 3 securities at any time during the period.
There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2020.
At December 31, 2020 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $17,227,172 and the related tax-based net unrealized appreciation (depreciation) consists of:
		Gross unrealized appreciation				$18,590,782
		Gross unrealized depreciation				(399,243)
		Net unrealized appreciation				$18,191,539